Fair value measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement - Level 3	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected dividend yield
Risk-free interest rate	0.53%	1.76%
Expected volatility	50.00%	50.00%
Expected term (in years)	4 years 6 months	5 years 6 months